Current and Long-Term Debt (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013
Debt Disclosure [Abstract]
Interest Payable
	December 31, 2013	September 30, 2013
	(In thousands)
Secured Notes	$5,551	$13,741
Unsecured Notes	10,039	4,017

Total	$15,590	$17,758

	September 30,
	2013	2012
	(In thousands)
Secured Notes	13,741	13,470
Unsecured Notes	$4,017	$4,188

Total	$17,758	$17,658

Principal Repayments

As of December 31, 2013, Alion must make the following principal repayments (face value) for its outstanding debt. Unsecured Note face value exceeds carrying value and Secured Note face value exceeds carrying value. Carrying value includes debt issue costs which include the unamortized balances of: original issue discount; third-party debt issue expenses; and the initial fair value of common stock warrants issued in connection with the Secured Notes.

Future Payments by Fiscal Year:	2014	2015	Total

Secured Notes and PIK Interest(1)	$—	$339,788	$339,788
Unsecured Notes(2)	—	235,000	235,000

Total Principal Payments	$—	$574,788	$574,788

1.	The Secured Notes due November 2014 include $310 million of debt issued in March 2010 and an estimated $29.8 million in PIK interest added to principal over the life of the notes. As of December 31, 2013, the $326.3 million carrying value on the face of the balance sheet included $310 million in principal, $23.1 million in PIK notes issued; $1.1 million in accrued PIK interest and is net of $7.9 million in aggregate unamortized debt issue costs. Initial debt issue costs consist of $7.7 million in original issue discount, $13.5 million in third-party costs and $20.8 million for the Secured Note warrants’ initial fair value.
2.	As of December 31, 2013, the Unsecured Notes due February 2015 include $235 million in principal and approximately $1.0 million in unamortized debt issue costs (initially $7.1 million). Since issuing the Unsecured Notes, the Company has repurchased $15 million in principal.

As of September 30, 2013, Alion must make the following principal repayments (face value) for its outstanding debt.

	2014	2015	Total
Secured Notes and PIK Interest (1)	$—	$339,788	$339,788
Unsecured Notes (2)	—	235,000	235,000

Total Principal Payments	$—	$574,788	$574,788

1.	The Secured Notes due November 2014 include $310 million of debt issued in March 2010 and an estimated $29.8 million in PIK interest added to principal over the life of the notes. As of September 30, 2013, the $322.3 million carrying value on the face of the balance sheet included $310 million in principal, $19.8 million in PIK notes issued; $2.7 million in accrued PIK interest and is net of $10.3 million in aggregate unamortized debt issue costs. Initial debt issue costs consist of $7.7 million in original issue discount, $13.5 million in third-party costs and $20.8 million for the Secured Note warrants’ initial fair value.
2.	As of September 30, 2013, the Unsecured Notes due February 2015 include $235 million in principal and $1.2 million in unamortized debt issue costs (initially $7.1 million). The Company repurchased $10 million in Unsecured Notes in 2013 and $5 million in Unsecured Notes in 2011.